Cash and cash equivalents and restricted cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As of December 31, 2022	As of December 31, 2021
Cash on hand	$65	$14
Bank deposits	186,539	181,560
Time deposits	17,117	22,674
Money market funds	15,446	41,830
Total cash and cash equivalents	$219,167	$246,078
The following table reconciles our cash and cash equivalents and restricted cash as reported in our consolidated balance sheets to the total amount shown in our consolidated statements of cash flows:

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
As included in our consolidated balance sheets:
Cash and cash equivalents	$219,167	$246,078	$334,430
Restricted cash	25,879	33,145	16,055
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	$245,046	$279,223	$350,485

Restrictions on Cash and Cash Equivalents
The following table reconciles our cash and cash equivalents and restricted cash as reported in our consolidated balance sheets to the total amount shown in our consolidated statements of cash flows:

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
As included in our consolidated balance sheets:
Cash and cash equivalents	$219,167	$246,078	$334,430
Restricted cash	25,879	33,145	16,055
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	$245,046	$279,223	$350,485